As filed with the Securities and Exchange Commission on January 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2007

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
November 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.6%
	Internet - Commerce - 16.4%
830,841	Autobytel Inc. *	$2,675,308
32,000	Ctrip.com International Ltd. - ADR ^	1,923,520
28,621	Digital River, Inc. *	1,106,774
85,000	eBay Inc. *(a)	2,850,050
1,789	Monster Worldwide Inc. *(a)	60,415
1,408,644	Napster Inc. *	3,916,030
		12,532,097
	Internet - Communications - 13.6%
360,422	Airspan Networks Inc. *	673,989
36,400	Alvarion Limited *^	354,900
528,000	Earthlink, Inc. *	3,585,120
805,653	Openwave Systems Inc.	2,215,546
236,234	United Online, Inc.	3,552,959
		10,382,514
	Internet - Infrastructure - 12.5%
1,000	Adobe Systems Incorporated *	42,140
1,700	Akamai Technologies, Inc. *(a)	64,702
3,000	Apple Computer, Inc. *	546,660
454,513	CDC Corporation - Class A *^	2,749,804
1,474	Macrovision Corporation *	36,732
116,900	Novell, Inc. *	820,638
40,000	Red Hat, Inc. *	800,800
70,000	SanDisk Corporation *	2,620,800
76,000	SiRF Technology Holdings, Inc. *	1,830,840
		9,513,116
	Internet - Media Content - 55.1%
1,000	Baidu.com, Inc. - ADR *^	381,960
1,000	CNET Networks, Inc. *	7,580
1,000	Electronic Arts Inc. *	56,190
10,000	Google Inc. *	6,930,000
831,932	Hollywood Media Corp. *	2,212,939
212,988	InfoSpace, Inc.	3,793,316
474,000	LookSmart, Ltd. *	1,374,600
40,000	News Corporation - Class A	842,800
1,554,461	ROO Group, Inc. *	652,873
78,500	SINA Corp *^	3,775,065
177,300	Sohu.com Inc. *^	10,173,474
508,712	SourceForge, Inc. *	1,175,125
237,368	Take-Two Interactive Software, Inc. *	3,555,773
300,000	Tencent Holdings Limited (HK)^	2,254,087
75,947	TheStreet.com	934,148
144,274	Yahoo! Inc. *(a)	3,867,986
		41,987,916
	TOTAL COMMON STOCKS (Cost $69,816,276)	74,415,643

Jacob Internet Fund
Schedule of Investments
November 30, 2007 (Unaudited), Continued

Shares		Value
	SHORT TERM INVESTMENTS - 4.2%
	U.S. Treasury Bills - 4.2%
778,000	2.90%, 12/06/2007	$777,624
1,954,000	3.10%, 12/13/2007	1,951,813
482,000	2.99%, 12/27/2007	480,920
	TOTAL SHORT TERM INVESTMENTS (Cost $3,210,357)	3,210,357

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 6.4%
	Commercial Paper - 3.4%
1,500,000	KKR Atlantic Funding Trust,
	5.15%, Due 03/13/08	1,238,156
500,000	RAMS Funding,
	5.03%, Due 02/11/08	453,221
1,000,000	Ottimo Funding LLC,
	5.04%, Due 10/30/08	907,332
	Total Commercial Paper	2,598,709

Shares
	Money Market Mutual Funds - 0.4%
237,711	AIM Short-Term Liquid Assets Portfolio - Institutional Class	237,711
9,525	Federated Prime Obligations Fund	9,525
	Total Money Market Mutual Funds	247,236

Principal
Amount
	Repurchase Agreement - 2.6%
2,000,000	Morgan Stanley, 4.70%, Dated 11/30/07, Due 12/03/07,
	(Collateralized by a Fannie Mae Collateralized Mortgage
	Obligation. Repurchase Proceeds are $2,000,783.)	2,000,000
	Total Repurchase Agreement	2,000,000
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $4,907,379)	4,845,945
	Total Investments (Cost $77,934,012) - 108.2%	82,471,945
	LIABILITIES LESS OTHER ASSETS - (8.2)%	(6,245,424)
	TOTAL NET ASSETS - 100.0%	$76,226,521

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The cost basis of investments for federal income tax purposes at November 30, 2007 was as follows*:

Cost of investments	$77,934,012
Gross unrealized appreciation	19,296,239
Gross unrealized depreciation	(14,758,306)
Net unrealized appreciation	$4,537,933

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Jacob Internet Fund Inc.

By (Signature and Title)   /s/ Ryan Jacob
Ryan Jacob, President

Date   1/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
Ryan Jacob, President

Date   1/28/08

By (Signature and Title)   /s/ Francis Alexander
Francis Alexander, Treasurer

Date   1/28/08